Consolidated Statements of Operations and Other Comprehensive (Loss)/Income		12 Months Ended
		Jun. 30, 2025 MYR (RM) RM / shares shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 MYR (RM) RM / shares shares		Jun. 30, 2023 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue		RM 197,320,000	$ 46,813,760		RM 58,186,647		RM 242,132,250
Cost of sale		(205,465,899)	(48,746,358)		(78,522,495)		(192,212,350)
Gross (loss)/profit		(8,145,899)	(1,932,598)		(20,335,848)		49,919,900
Other income		1,104,781	262,107		1,608,048		787,233
Administrative expenses		(38,017,105)	(9,019,478)		(46,419,993)		(28,758,170)
Other operating expenses		(300,668)	(71,333)		(351,377)		(51,724)
Impairment losses		(26,741,426)	(6,344,348)
Finance costs		(4,055)	(962)		(10,307)		(4,235)
(Loss)/profit before tax		(72,104,372)	(17,106,612)		(65,509,477)		21,893,004
Tax expense		734,553	174,271		10,820,643		5,644,221
(Loss)/profit for the financial year		(71,369,819)	(16,932,341)		(54,688,834)		27,537,225
Other comprehensive (loss)/income for the financial year, net of tax
(Loss)/gain on foreign currency translation		(2,440,668)	(579,043)		278,449		1,100,195
Total comprehensive (loss)/income for the financial year		(73,810,487)	(17,511,384)		(54,410,385)		28,637,420
(Loss)/profit for the financial year attributable to:
Owners of the Company		(71,369,819)	(16,932,341)		(54,999,680)		25,834,757
Non-controlling interests					310,846		1,702,468
(Loss)/Profit for the financial year		(71,369,819)	(16,932,341)		(54,688,834)		27,537,225
Total comprehensive (loss)/income attributable to:
Owners of the Company		(73,810,487)	(17,511,384)		(54,721,231)		26,934,952
Non-controlling interests					310,846		1,702,468
Profit for the financial year		RM (73,810,487)	$ (17,511,384)		RM (54,410,385)		RM 28,637,420
Weighted average number of shares outstanding:
Basic (in Shares)	[1]	1,765,256	1,765,256		1,765,256		1,471,944
Diluted (in Shares)	[1]	1,765,256	1,765,256		1,765,256		1,471,944
(Loss)/earnings per share attributable to Owners of the Company:
Basic (in Dollars per share and Ringgits per share) | (per share)		RM (40.43)	$ (9.59)	[1]	RM (31.16)	[1]	RM 17.55	[1]
Diluted (in Dollars per share and Ringgits per share) | (per share)		RM (40.43)	$ (9.59)	[1]	RM (31.16)	[1]	RM 17.55	[1]

[1]	Retrospectively restated for effect of reverse share split at a ratio 1 for 15 on May 29, 2025 as disclosed in Note 13.